Unaudited condensed consolidated statements of profit and loss and other comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited condensed consolidated statements of profit and loss and other comprehensive income
Revenue	$ 223,110,983	$ 232,359,933
Operating expenses
Commissions	(2,405,152)	(3,706,413)
Voyage expenses	(60,238,825)	(48,979,847)
Vessel operating expenses	(21,398,885)	(20,289,865)
Management fees	(2,293,200)	(2,280,600)
Depreciation	(20,331,446)	(20,058,139)
General and administrative expenses	(7,669,010)	(5,260,832)
Total operating expenses	(114,336,518)	(100,575,696)
Operating profit	108,774,465	131,784,237
Other income / (expenses)
Interest income	1,974,382	2,178,258
Interest and other finance costs, net	(30,512,274)	(30,433,851)
Unrealized (loss)/gain, net on derivatives	(443,334)	138,363
Realized (loss)/gain, net on derivatives	(38,590)	204,955
Gain from modification of loans	1,828,959
Foreign exchange (loss)/gain, net	(461,320)	669,447
Total other expenses, net	(27,652,177)	(27,242,828)
Profit for the period	81,122,288	104,541,409
Total comprehensive income for the period	81,122,288	104,541,409
Profit attributable to the owners of the Group	81,122,288	104,541,409
Total comprehensive income attributable to the owners of the Group	$ 81,122,288	$ 104,541,409
Earnings per share - basic	$ 2.52	$ 3.25
Earnings per share - diluted	$ 2.52	$ 3.25
Weighted average no. of shares - basic	32,194,108	32,194,108
Weighted average no. of shares - diluted	32,194,108	32,194,108